Annual Total Returns [BarChart] - Moderate Strategy Fund - Moderate Strategy Fund	May 01, 2021
Bar Chart Table:
Annual Return 2011	0.12%
Annual Return 2012	11.07%
Annual Return 2013	6.79%
Annual Return 2014	4.85%
Annual Return 2015	(1.71%)
Annual Return 2016	7.75%
Annual Return 2017	9.88%
Annual Return 2018	(4.92%)
Annual Return 2019	12.54%
Annual Return 2020	6.40%